CONSOLIDATED SEGMENT DATA (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Selected information by segment is presented in the following tables for the year ended December 31, 2024, 2023, and 2022.

	2024	2023	2022
Revenues(1)
TIT Segment	$85,145	$214,980	$235,128
CBT Segment	36,587,367	38,420,655	23,998,335
	$36,672,512	$38,635,635	$24,233,463

(1)	Revenues by operating segments exclude intercompany transactions.

	2024	2023	2022
(Loss) income from operations
TIT Segment	$(87,794)	$(110,113)	$(617,180)
CBT Segment	453,726	2,838,305	(181,454)
Corporate and others(2)	(1,974,494)	(2,925,890)	(2,367,003)
(Loss) from operations	(1,608,562)	(197,698)	(3,165,637)
Corporate other income (loss), net	261,621	552,058	3,201,613
Corporate interest income	2,241	2,100	7,956
Corporate interest expense	(460,544)	(580,630)	(556,434)
(Loss) before income taxes	(1,805,244)	(224,170)	(512,502)

Income tax (expense) benefit	(14,143)	(7,980)	(69,869)
Net (loss) from continuing operations	(1,819,387)	(232,150)	(582,371)
Net (loss) income from discontinued operations	-	(465,791)	(6,499,276)
Net (loss)	(1,819,387)	(697,941)	(7,081,647)

Less: Loss (income) attributable to the non-controlling interest	-	-	-
Net (loss) attributable to the Company	$(1,819,387)	$(697,941)	$(7,081,647)

(2)	Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash compensation by segment for the year ended December 31, 2024, 2023, and 2022 are as follows:

	2024	2023	2022
Non-cash compensation:
Corporate and others	956,400	1,564,000	23,100
	$956,400	$1,564,000	$23,100

Depreciation and amortization by segment for the year ended December 31, 2024, 2023, and 2022 are as follows:

	2024	2023	2022
Depreciation and amortization:
TIT Segment	$13,085	$43,832	$44,678
CBT Segment	1,993,911	2,472,741	3,499,253
	$2,006,996	$2,516,573	$3,543,931

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

	2024	2023	2022
Provisions for allowance for credit losses on accounts receivable, other receivable and advances to suppliers:
TIT Segment	$3,996	$6,097	$(43,741)
CBT Segment	4,061,703	1,407,119	689,234
Corporate and others	-	-	-
	$4,065,699	$1,413,216	$645,493

	2024	2023	2022
Inventory obsolescence (reversal) provision:
TIT Segment	$913	$2,753	$-
CBT Segment	(15,223)	(56,067)	63,716
	$(14,310)	$(53,314)	$63,716

Total assets by segment as at December 31, 2024 and 2023 are as follows:

	2024	2023
Total assets
TIT Segment	$84,501	$131,137
CBT Segment	34,261,293	31,384,549
Corporate and others	782,951	1,310,628
	$35,128,745	$32,826,314